Segment reporting (Tables)	12 Months Ended
May 31, 2020
Segment reporting
Schedule of segment information

Segment net revenue:

	For the year ended May 31,
	2020	2019
Cannabis operations	$173,617	$78,853
Distribution operations	368,897	157,931
Business under development	825	326

Total	$543,339	$237,110

Segment net income (loss):

	For the year ended May 31,
	2020	2019
Cannabis operations	$(8,289)	$(691)
Distribution operations	(589)	1,824
Business under development	(75,756)	(17,632)

Total	$(84,634)	$(16,499)

Schedule of geographic information

Geographic net revenue:

	For the year ended May 31,
	2020	2019
North America	$173,813	$78,853
Europe	363,666	154,163
Latin America	5,860	4,094
Africa	—	—

Total	$543,339	$237,110

Geographic capital assets:

	May 31, 2020	May 31, 2019
North America	$519,768	$471,391
Europe	61,143	25,817
Latin America	6,252	3,758
Africa	—	2,932

Total	$587,163	$503,898